T. ROWE PRICE QM U.S. BOND ETF

July 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 4.5%
Car Loan 2.0%
ARI Fleet Lease Trust, Series 2025-A, Class A3, 4.46%, 1/17/34 (1)	1,255	1,255
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 2/15/29	65	66
Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.33%, 2/10/28	45	43
Carvana Auto Receivables Trust, Series 2023-N1, Class C, 5.92%, 7/10/29 (1)	665	670
Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.64%, 1/10/30	40	40
Carvana Auto Receivables Trust, Series 2024-P4, Class A4, 4.74%, 12/10/30	65	65
Carvana Auto Receivables Trust, Series 2025-N1, Class A3, 4.91%, 8/10/29 (1)	510	513
Carvana Auto Receivables Trust, Series 2025-P1, Class B, 4.98%, 5/12/31	1,550	1,562
Carvana Auto Receivables Trust, Series 2025-P2, Class A4, 4.75%, 6/10/31	1,340	1,350
Chase Auto Owner Trust, Series 2025-1A, Class A3, 4.29%, 6/25/30 (1)	1,135	1,134
Drive Auto Receivables Trust, Series 2021-3, Class D, 1.94%, 6/15/29 (1)	1,567	1,541
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	46	46
Enterprise Fleet Financing, Series 2024-4, Class A2, 4.69%, 7/20/27 (1)	50	50
Enterprise Fleet Financing, Series 2024-4, Class A4, 4.70%, 6/20/31 (1)	50	50
Enterprise Fleet Financing, Series 2025-3, Class A3, 4.46%, 9/20/29 (1)	1,330	1,332
Exeter Automobile Receivables Trust, Series 2025-2A, Class A3, 4.74%, 1/16/29	920	922
Exeter Select Automobile Receivables Trust, Series 2025-1, Class B, 4.87%, 8/15/31	990	993
Exeter Select Automobile Receivables Trust, Series 2025-2, Class A3, 4.43%, 8/15/30	880	879
Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27	2,605	2,630
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 8/15/35 (1)	100	101
GM Financial Automobile Leasing Trust, Series 2025-1, Class A4, 4.70%, 2/20/29	250	251
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A3, 4.62%, 12/17/29	40	40
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A4, 4.73%, 8/16/30	45	46
GMF Floorplan Owner Revolving Trust, Series 2025-1A, Class B, 4.79%, 3/15/29 (1)	1,400	1,402
GMF Floorplan Owner Revolving Trust, Series 2025-2A, Class B, 4.91%, 3/15/30 (1)	1,370	1,377
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.957%, 3/21/33 (1)	364	364
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29 (1)	2,425	2,440
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49%, 8/15/29	39	39
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62%, 11/15/28	55	55
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63%, 8/15/29	60	60
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74%, 1/16/29	90	90
SBNA Auto Lease Trust, Series 2025-A, Class A3, 4.83%, 4/20/28 (1)	510	512
SBNA Auto Lease Trust, Series 2025-A, Class A4, 4.87%, 7/20/29 (1)	510	514
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A4, 4.83%, 12/20/30 (1)	405	410
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.11%, 2/20/31 (1)	405	412
Toyota Lease Owner Trust, Series 2025-A, Class A4, 4.81%, 6/20/29 (1)	550	554
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	83	84
Wheels Fleet Lease Funding, Series 2025-2A, Class A1, 4.41%, 5/18/40 (1)	3,295	3,287
Wheels Fleet Lease Funding 1, Series 2025-1A, Class A1, 4.57%, 1/18/40 (1)	1,410	1,412
		28,591

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Other Asset-Backed Securities 2.5%
Affirm Master Trust, Series 2025-2A, Class A, 4.67%, 7/15/33 (1)	2,395	2,394
AGL CLO 13, Series 2021-13A, Class A1R, FRN, 3M TSFR + 1.10%, 5.408%, 10/20/34 (1)	3,435	3,435
AMSR Trust, Series 2021-SFR2, Class C, 1.877%, 8/17/38 (1)	1,685	1,627
AMSR Trust, Series 2021-SFR4, Class A, 2.117%, 12/17/38 (1)	1,615	1,560
Barings Clo, Series 2021-3A, Class B1R, FRN, 3M TSFR + 1.63%, 5.959%, 1/18/35 (1)	1,695	1,697
Benefit Street Partners, Series 2015-6BR, Class A1R, FRN, 3M TSFR + 1.18%, 5.505%, 4/20/38 (1)	1,260	1,259
CCG Receivables Trust, Series 2025-1, Class A2, 4.48%, 10/14/32 (1)	380	380
CIFC Funding, Series 2013-4A, Class BR2, FRN, 3M TSFR + 1.15%, 5.464%, 4/27/31 (1)	810	810
Clarus Capital Funding, Series 2024-1A, Class A2, 4.71%, 8/20/32 (1)	82	82
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2, 4.50%, 5/20/49 (1)	170	165
Dell Equipment Finance Trust, Series 2023-2, Class B, 5.77%, 1/22/29 (1)	100	101
Dext ABS, Series 2025-1, Class A3, 4.77%, 8/15/35 (1)	1,550	1,554
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	60	61
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	70	72
Elara HGV Timeshare, Series 2023-A, Class B, 6.53%, 2/25/38 (1)	56	57
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	56	57
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567%, 10/19/37 (1)	310	307
Frontier Issuer, Series 2024-1, Class A2, 6.19%, 6/20/54 (1)	495	508
Halseypoint, Series 2022-6A, Class A1R, FRN, 3M TSFR + 1.35%, 5.675%, 1/20/38 (1)	1,285	1,288
HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (1)	1,750	1,767
KKR 33, Series 33A, Class A, FRN, 3M TSFR + 1.43%, 5.757%, 7/20/34 (1)	2,245	2,245
MidOcean Credit VI, Series 2016-6A, Class ARRR, FRN, 3M TSFR + 1.23%, 5.555%, 4/20/33 (1)	2,010	2,012
MMAF Equipment Finance, Series 2022-A, Class A4, 3.32%, 6/13/44 (1)	100	99
MMAF Equipment Finance, Series 2022-B, Class A3, 5.61%, 7/10/28 (1)	29	29
Neuberger Berman Loan Advisers, Series 2021-43A, Class AR, FRN, 3M TSFR + 1.05%, 5.372%, 7/17/36 (1)	1,250	1,250
NMEF Funding, Series 2025-A, Class A2, 4.72%, 7/15/32 (1)	355	355
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	11	11
Octane Receivables Trust, Series 2024-1A, Class A2, 5.68%, 5/20/30 (1)	53	54
Octane Receivables Trust, Series 2024-RVM1, Class A, 5.01%, 1/22/46 (1)	1,037	1,043
PEAC Solutions Receivables, Series 2024-1A, Class A2, 5.79%, 6/21/27 (1)	666	670
PEAC Solutions Receivables, Series 2025-1A, Class A2, 4.94%, 10/20/28 (1)	295	296
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90%, 5/15/31 (1)	130	130
Progress Residential Trust, Series 2022-SFR2, Class A, 2.95%, 4/17/27 (1)	659	639
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00%, 8/9/29 (1)	100	93
SCF Equipment Trust, Series 20222-1A, Class B, 3.22%, 10/21/30 (1)	1,665	1,649
SCF Equipment Trust, Series 2025-1A, Class A2, 4.82%, 7/22/30 (1)	100	100
SCF Equipment Trust, Series 2025-1A, Class A3, 5.11%, 11/21/33 (1)	100	102
Sierra Timeshare Receivables Funding, Series 2025-2A, Class A, 4.72%, 4/20/44 (1)	775	776
Tricon American Homes, Series 2019-SFR1, Class D, 3.198%, 3/17/38 (1)	230	227
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943%, 7/17/38 (1)	1,364	1,328

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856%, 4/17/39 (1)	1,759	1,730
Trinitas VII, Series 2017-7A, Class A1R2, FRN, 3M TSFR + 1.06%, 5.378%, 1/25/35 (1)	905	903
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	74	75
Verdant Receivables, Series 2025-1A, Class B, 5.37%, 5/12/33 (1)	100	101
		35,098
Student Loan 0.0%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (1)	40	39
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A, 2.46%, 11/15/68 (1)	75	72
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%, 4/20/62 (1)	35	33
Nelnet Student Loan Trust, Series 2021-DA, Class AFX, 1.63%, 4/20/62 (1)	51	49
		193
Total Asset-Backed Securities (Cost $63,712)		63,882
CORPORATE BONDS 26.1%
FINANCIAL INSTITUTIONS 9.5%
Banking 6.2%
Ally Financial, 2.20%, 11/2/28	35	32
Ally Financial, VR, 6.848%, 1/3/30 (2)	680	716
American Express, VR, 4.918%, 7/20/33 (2)	630	631
Banco Bilbao Vizcaya Argentaria, 5.381%, 3/13/29	400	411
Banco Bilbao Vizcaya Argentaria, VR, 6.138%, 9/14/28 (2)	800	825
Banco Santander, 5.439%, 7/15/31	400	414
Banco Santander, VR, 5.552%, 3/14/28 (2)	1,200	1,217
Banco Santander, VR, 6.527%, 11/7/27 (2)	600	613
Bank of America, VR, 1.658%, 3/11/27 (2)	130	128
Bank of America, VR, 1.734%, 7/22/27 (2)	150	146
Bank of America, VR, 1.898%, 7/23/31 (2)	280	246
Bank of America, VR, 1.922%, 10/24/31 (2)	240	209
Bank of America, VR, 2.551%, 2/4/28 (2)	130	126
Bank of America, VR, 2.572%, 10/20/32 (2)	65	57
Bank of America, VR, 2.592%, 4/29/31 (2)	310	283
Bank of America, VR, 2.676%, 6/19/41 (2)	230	164
Bank of America, VR, 2.831%, 10/24/51 (2)	110	69
Bank of America, VR, 3.559%, 4/23/27 (2)	130	129
Bank of America, VR, 3.705%, 4/24/28 (2)	120	118
Bank of America, VR, 3.824%, 1/20/28 (2)	345	342
Bank of America, VR, 3.846%, 3/8/37 (2)	280	256
Bank of America, VR, 4.078%, 4/23/40 (2)	1,040	900
Bank of America, VR, 4.244%, 4/24/38 (2)	15	14
Bank of America, VR, 4.271%, 7/23/29 (2)	2,230	2,220
Bank of America, VR, 4.376%, 4/27/28 (2)	130	130
Bank of America, VR, 4.571%, 4/27/33 (2)	2,330	2,294
Bank of America, VR, 5.819%, 9/15/29 (2)	450	467

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Bank of America, 5.875%, 2/7/42	15	16
Bank of America, VR, 5.933%, 9/15/27 (2)	360	365
Bank of America, 7.75%, 5/14/38	800	951
Bank of New York Mellon, VR, 3.442%, 2/7/28 (2)	810	799
Bank of New York Mellon, VR, 3.992%, 6/13/28 (2)	240	238
Bank of New York Mellon, VR, 5.606%, 7/21/39 (2)	120	123
Bank of New York Mellon, VR, 5.834%, 10/25/33 (2)	220	233
Bank of New York Mellon, VR, 6.317%, 10/25/29 (2)	1,110	1,171
Barclays, VR, 2.279%, 11/24/27 (2)	200	194
Barclays, VR, 5.69%, 3/12/30 (2)	990	1,019
Barclays, VR, 7.437%, 11/2/33 (2)	2,050	2,326
BBVA Mexico Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.25%, 9/10/29	700	711
Capital One Financial, VR, 2.359%, 7/29/32 (2)	50	42
Capital One Financial, 3.65%, 5/11/27	155	153
Capital One Financial, 3.75%, 7/28/26	110	109
Capital One Financial, 4.20%, 10/29/25	25	25
Capital One Financial, VR, 4.927%, 5/10/28 (2)	220	221
Capital One Financial, VR, 5.268%, 5/10/33 (2)	110	111
Capital One Financial, VR, 5.884%, 7/26/35 (2)	1,260	1,301
Capital One Financial, VR, 7.149%, 10/29/27 (2)	220	226
Citigroup, VR, 2.666%, 1/29/31 (2)	140	128
Citigroup, VR, 3.07%, 2/24/28 (2)	190	185
Citigroup, VR, 3.785%, 3/17/33 (2)	260	243
Citigroup, VR, 3.878%, 1/24/39 (2)	1,600	1,374
Citigroup, VR, 3.887%, 1/10/28 (2)	560	554
Citigroup, VR, 3.98%, 3/20/30 (2)	60	59
Citigroup, 4.65%, 7/30/45	15	13
Citigroup, VR, 4.91%, 5/24/33 (2)	520	519
Citigroup, VR, 5.411%, 9/19/39 (2)	200	195
Citigroup, VR, 5.449%, 6/11/35 (2)	260	265
Citigroup, 5.875%, 1/30/42	2,115	2,186
Citigroup, VR, 6.27%, 11/17/33 (2)	260	281
Commonwealth Bank of Australia, 4.577%, 11/27/26	320	321
Cooperatieve Rabobank UA, 5.25%, 5/24/41	120	117
Credit Suisse USA, 7.125%, 7/15/32	220	249
Danske Bank, VR, 4.298%, 4/1/28 (1)(2)	200	199
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (2)	30	30
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (2)	45	47
Goldman Sachs Bank USA, VR, 5.283%, 3/18/27 (2)	100	100
Goldman Sachs Bank USA, VR, 5.414%, 5/21/27 (2)	120	121
Goldman Sachs Group, VR, 1.431%, 3/9/27 (2)	130	127
Goldman Sachs Group, VR, 1.542%, 9/10/27 (2)	140	135
Goldman Sachs Group, VR, 1.948%, 10/21/27 (2)	465	450
Goldman Sachs Group, VR, 2.615%, 4/22/32 (2)	150	134
Goldman Sachs Group, VR, 2.64%, 2/24/28 (2)	520	505
Goldman Sachs Group, 3.50%, 11/16/26	790	779

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Goldman Sachs Group, VR, 3.615%, 3/15/28 (2)	260	256
Goldman Sachs Group, VR, 3.691%, 6/5/28 (2)	390	384
Goldman Sachs Group, 3.80%, 3/15/30	140	136
Goldman Sachs Group, 4.25%, 10/21/25	25	25
Goldman Sachs Group, VR, 4.387%, 6/15/27 (2)	120	120
Goldman Sachs Group, VR, 5.727%, 4/25/30 (2)	60	62
Goldman Sachs Group, VR, 5.851%, 4/25/35 (2)	60	63
Goldman Sachs Group, 6.25%, 2/1/41	1,940	2,072
Goldman Sachs Group, VR, 6.484%, 10/24/29 (2)	1,370	1,449
Goldman Sachs Group, 6.75%, 10/1/37	15	16
HSBC Holdings, VR, 2.013%, 9/22/28 (2)	265	251
HSBC Holdings, VR, 3.973%, 5/22/30 (2)	840	817
HSBC Holdings, VR, 4.041%, 3/13/28 (2)	1,200	1,189
HSBC Holdings, VR, 5.402%, 8/11/33 (2)	780	796
HSBC Holdings, VR, 6.332%, 3/9/44 (2)	380	406
Huntington Bancshares, VR, 6.141%, 11/18/39 (2)	210	215
Huntington Bancshares, VR, 6.208%, 8/21/29 (2)	50	52
ING Groep, 4.55%, 10/2/28	1,290	1,291
ING Groep, VR, 6.114%, 9/11/34 (2)	200	213
JPMorgan Chase, VR, 1.04%, 2/4/27 (2)	130	128
JPMorgan Chase, VR, 1.47%, 9/22/27 (2)	520	503
JPMorgan Chase, VR, 1.578%, 4/22/27 (2)	255	250
JPMorgan Chase, VR, 2.182%, 6/1/28 (2)	240	231
JPMorgan Chase, VR, 2.947%, 2/24/28 (2)	380	371
JPMorgan Chase, VR, 2.956%, 5/13/31 (2)	275	255
JPMorgan Chase, VR, 3.109%, 4/22/51 (2)	15	10
JPMorgan Chase, VR, 3.54%, 5/1/28 (2)	145	143
JPMorgan Chase, VR, 3.782%, 2/1/28 (2)	485	478
JPMorgan Chase, VR, 4.203%, 7/23/29 (2)	2,180	2,167
JPMorgan Chase, VR, 4.586%, 4/26/33 (2)	210	207
JPMorgan Chase, 4.95%, 6/1/45	600	544
JPMorgan Chase, VR, 4.979%, 7/22/28 (2)	90	91
JPMorgan Chase, VR, 5.04%, 1/23/28 (2)	390	393
JPMorgan Chase, VR, 5.299%, 7/24/29 (2)	1,350	1,383
JPMorgan Chase, VR, 5.336%, 1/23/35 (2)	300	307
JPMorgan Chase, 5.50%, 10/15/40	750	759
JPMorgan Chase, VR, 6.087%, 10/23/29 (2)	1,790	1,872
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (2)	850	853
Morgan Stanley, VR, 1.512%, 7/20/27 (2)	130	126
Morgan Stanley, VR, 1.593%, 5/4/27 (2)	130	127
Morgan Stanley, VR, 2.475%, 1/21/28 (2)	1,840	1,785
Morgan Stanley, 3.125%, 7/27/26	135	133
Morgan Stanley, VR, 3.622%, 4/1/31 (2)	10	10
Morgan Stanley, VR, 4.21%, 4/20/28 (2)	260	259
Morgan Stanley, 4.30%, 1/27/45	15	13
Morgan Stanley, VR, 4.431%, 1/23/30 (2)	230	229
Morgan Stanley, VR, 4.889%, 7/20/33 (2)	130	130

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Morgan Stanley, VR, 5.173%, 1/16/30 (2)	1,360	1,384
Morgan Stanley, VR, 5.297%, 4/20/37 (2)	260	260
Morgan Stanley, VR, 5.32%, 7/19/35 (2)	260	263
Morgan Stanley, VR, 5.449%, 7/20/29 (2)	120	123
Morgan Stanley, VR, 5.652%, 4/13/28 (2)	240	244
Morgan Stanley, VR, 5.656%, 4/18/30 (2)	155	160
Morgan Stanley, VR, 5.831%, 4/19/35 (2)	120	126
Morgan Stanley, VR, 6.342%, 10/18/33 (2)	1,150	1,245
Morgan Stanley, VR, 6.407%, 11/1/29 (2)	60	63
Morgan Stanley, 7.25%, 4/1/32	120	137
Morgan Stanley Private Bank, VR, 4.734%, 7/18/31 (2)	2,150	2,162
PNC Financial Services, VR, 4.758%, 1/26/27 (2)	180	180
PNC Financial Services Group, VR, 4.626%, 6/6/33 (2)	110	107
PNC Financial Services Group, VR, 6.037%, 10/28/33 (2)	2,500	2,657
Royal Bank of Canada, 2.30%, 11/3/31	50	44
Royal Bank of Canada, 5.20%, 8/1/28	600	616
Santander Holdings USA, VR, 2.49%, 1/6/28 (2)	380	368
Santander Holdings USA, 3.244%, 10/5/26	540	531
Santander Holdings USA, VR, 6.174%, 1/9/30 (2)	720	750
Santander Holdings USA, VR, 6.499%, 3/9/29 (2)	80	83
Santander Holdings USA, VR, 6.565%, 6/12/29 (2)	120	126
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1)	230	233
State Street, VR, 2.203%, 2/7/28 (2)	160	155
State Street, VR, 4.421%, 5/13/33 (2)	430	421
State Street, 5.272%, 8/3/26	190	191
State Street, VR, 5.684%, 11/21/29 (2)	1,400	1,457
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (2)	240	236
Toronto-Dominion Bank, 4.456%, 6/8/32	95	93
Toronto-Dominion Bank, 5.264%, 12/11/26	1,570	1,588
Toronto-Dominion Bank, 5.523%, 7/17/28	340	351
Toronto-Dominion Bank, 5.532%, 7/17/26	100	101
UBS, 5.65%, 9/11/28	800	831
UBS Group, VR, 1.364%, 1/30/27 (1)(2)	200	197
US Bancorp, VR, 4.967%, 7/22/33 (2)	240	237
US Bancorp, VR, 5.85%, 10/21/33 (2)	1,700	1,780
US Bancorp, VR, 6.787%, 10/26/27 (2)	220	226
Wells Fargo, VR, 2.393%, 6/2/28 (2)	710	683
Wells Fargo, VR, 2.879%, 10/30/30 (2)	735	686
Wells Fargo, VR, 3.526%, 3/24/28 (2)	1,520	1,496
Wells Fargo, VR, 3.584%, 5/22/28 (2)	1,600	1,574
Wells Fargo, 3.90%, 5/1/45	500	398
Wells Fargo, VR, 4.808%, 7/25/28 (2)	260	261
Wells Fargo, VR, 5.605%, 4/23/36 (2)	2,500	2,577
Wells Fargo, VR, 5.707%, 4/22/28 (2)	860	877
Wells Fargo, VR, 6.303%, 10/23/29 (2)	690	726
Wells Fargo Bank, 5.254%, 12/11/26	760	769
Westpac Banking, 3.35%, 3/8/27	580	572

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Westpac Banking, VR, 4.322%, 11/23/31 (2)	240	238
Westpac Banking, VR, 5.405%, 8/10/33 (2)	200	202
		87,162
Brokerage Asset Managers Exchanges 0.1%
Charles Schwab, VR, 6.196%, 11/17/29 (2)	460	485
Intercontinental Exchange, 1.85%, 9/15/32	15	12
Intercontinental Exchange, 5.20%, 6/15/62	800	743
Intercontinental Exchange, 5.25%, 6/15/31	110	114
Nasdaq, 5.95%, 8/15/53	15	15
		1,369
Finance Companies 0.1%
AerCap Ireland Capital, 2.45%, 10/29/26	150	146
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.85%, 10/29/41	1,750	1,396
Avolon Holdings Funding, 6.375%, 5/4/28 (1)	150	156
		1,698
Insurance 1.9%
Aetna, 3.875%, 8/15/47	110	79
Aetna, 6.625%, 6/15/36	745	799
Aetna, 6.75%, 12/15/37	240	258
American International Group, 3.875%, 1/15/35	40	36
Aon, 3.875%, 12/15/25	135	135
Arthur J Gallagher, 4.85%, 12/15/29	25	25
Arthur J Gallagher, 5.45%, 7/15/34	920	938
Arthur J Gallagher, 6.75%, 2/15/54	50	55
Athene Global Funding, 4.86%, 8/27/26 (1)	200	201
Athene Global Funding, 5.033%, 7/17/30 (1)	2,115	2,127
Berkshire Hathaway Finance, 4.40%, 5/15/42	610	554
Berkshire Hathaway Finance, 5.75%, 1/15/40	240	257
Centene, 2.45%, 7/15/28	1,550	1,410
Centene, 2.50%, 3/1/31	60	50
Centene, 3.00%, 10/15/30	600	522
Centene, 4.25%, 12/15/27	240	232
Chubb INA Holdings, 5.00%, 3/15/34	700	709
Corebridge Financial, 3.65%, 4/5/27	240	236
Corebridge Financial, 3.85%, 4/5/29	120	117
Corebridge Financial, 3.90%, 4/5/32	680	640
Corebridge Financial, VR, 6.875%, 12/15/52 (2)	210	216
Corebridge Global Funding, 4.65%, 8/20/27 (1)	70	70
Elevance Health, 2.25%, 5/15/30	60	54
Elevance Health, 4.101%, 3/1/28	15	15
Elevance Health, 4.55%, 3/1/48	30	25
Elevance Health, 4.65%, 1/15/43	85	74
Elevance Health, 6.10%, 10/15/52	560	563
Enact Holdings, 6.25%, 5/28/29	1,509	1,557
Fidelity National Financial, 4.50%, 8/15/28	70	70

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
First American Financial, 5.45%, 9/30/34	480	471
Globe Life, 4.55%, 9/15/28	360	360
Globe Life, 5.85%, 9/15/34	680	706
Health Care Service, 2.20%, 6/1/30 (1)	15	13
Humana, 4.95%, 10/1/44	1,270	1,090
Humana, 5.375%, 4/15/31	220	224
Humana, 5.50%, 3/15/53	60	53
Humana, 5.75%, 12/1/28	160	165
Humana, 5.95%, 3/15/34	50	52
Jackson Financial, 3.125%, 11/23/31	560	497
Jackson National Life Global Funding, 4.70%, 6/5/28 (1)	2,260	2,263
Jackson National Life Global Funding, 4.90%, 1/13/27 (1)	225	226
Marsh & McLennan, 5.00%, 3/15/35	240	239
Marsh & McLennan, 5.75%, 11/1/32	340	361
MassMutual Global Funding II, 5.10%, 4/9/27 (1)	220	223
MetLife, 5.30%, 12/15/34	140	143
MetLife, 5.875%, 2/6/41	220	226
MetLife, 6.375%, 6/15/34	220	242
MetLife, 10.75%, 8/1/69	80	106
MGIC Investment, 5.25%, 8/15/28	850	847
New York Life Insurance, 3.75%, 5/15/50 (1)(3)	20	15
Principal Financial Group, 2.125%, 6/15/30	215	191
Principal Financial Group, 3.70%, 5/15/29	195	189
Progressive, 2.45%, 1/15/27	160	156
Progressive, 6.25%, 12/1/32	60	66
Prudential Financial, VR, 5.125%, 3/1/52 (2)	240	232
Prudential Financial, VR, 6.00%, 9/1/52 (2)	120	121
Reinsurance Group of America, 5.75%, 9/15/34	1,060	1,088
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (1)	20	16
Travelers, 5.35%, 11/1/40	240	239
UnitedHealth Group, 2.00%, 5/15/30	10	9
UnitedHealth Group, 3.50%, 8/15/39	740	591
UnitedHealth Group, 3.85%, 6/15/28	60	59
UnitedHealth Group, 3.875%, 12/15/28	120	118
UnitedHealth Group, 4.20%, 5/15/32	860	828
UnitedHealth Group, 4.20%, 1/15/47	35	28
UnitedHealth Group, 4.25%, 1/15/29	1,940	1,928
UnitedHealth Group, 4.95%, 1/15/32	120	121
UnitedHealth Group, 4.95%, 5/15/62	330	276
UnitedHealth Group, 5.00%, 4/15/34	100	99
UnitedHealth Group, 5.35%, 2/15/33	150	153
UnitedHealth Group, 5.75%, 7/15/64	120	114
UnitedHealth Group, 5.80%, 3/15/36	220	228
		27,396
Real Estate Investment Trusts 1.2%
Alexandria Real Estate Equities, 3.95%, 1/15/27	40	40

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Alexandria Real Estate Equities, 4.00%, 2/1/50	40	30
American Homes 4 Rent, 5.50%, 7/15/34	480	484
AvalonBay Communities, 2.95%, 5/11/26	120	118
Boston Properties, 2.75%, 10/1/26	680	665
Boston Properties, 3.25%, 1/30/31	60	55
Boston Properties, 4.50%, 12/1/28	580	575
Brixmor Operating Partnership, 3.90%, 3/15/27	15	15
Brixmor Operating Partnership, 4.05%, 7/1/30	85	82
Brixmor Operating Partnership, 4.125%, 5/15/29	480	472
Camden Property Trust, 4.10%, 10/15/28	240	238
Camden Property Trust, 5.85%, 11/3/26	900	915
Cousins Properties, 5.375%, 2/15/32	540	545
Cousins Properties, 5.875%, 10/1/34	460	473
Digital Realty Trust, 4.45%, 7/15/28	240	241
Essex Portfolio, 2.65%, 3/15/32	35	31
Essex Portfolio, 4.50%, 3/15/48	20	17
Extra Space Storage, 4.00%, 6/15/29	15	15
Healthcare Realty Holdings, 2.00%, 3/15/31	120	102
Healthpeak Properties, 2.125%, 12/1/28	15	14
Healthpeak Properties, 2.875%, 1/15/31	15	14
Invitation Homes Operating Partnership, 4.15%, 4/15/32	120	114
Kilroy Realty, 4.25%, 8/15/29	150	145
Kilroy Realty, 4.375%, 10/1/25	65	65
Kilroy Realty, 4.75%, 12/15/28	240	237
Kilroy Realty, 6.25%, 1/15/36	240	240
Mid-America Apartments, 1.10%, 9/15/26	120	116
Mid-America Apartments, 3.95%, 3/15/29	660	650
Mid-America Apartments, 5.30%, 2/15/32	180	185
Physicians Realty, 2.625%, 11/1/31	15	13
Prologis, 4.00%, 9/15/28	735	728
Public Storage, 1.95%, 11/9/28	555	516
Public Storage, 5.35%, 8/1/53	40	38
Public Storage Operating, 1.85%, 5/1/28	380	356
Public Storage Operating, 5.125%, 1/15/29	700	717
Realty Income, 3.00%, 1/15/27	900	883
Realty Income, 3.25%, 1/15/31	120	112
Realty Income, 3.95%, 8/15/27	25	25
Realty Income, 4.125%, 10/15/26	140	139
Realty Income, 4.625%, 11/1/25	240	240
Realty Income, 5.125%, 2/15/34	200	202
Realty Income, 5.625%, 10/13/32	430	449
Regency Centers, 3.60%, 2/1/27	40	39
Rexford Industrial Realty, 2.15%, 9/1/31	120	103
Simon Property Group, 1.375%, 1/15/27	240	230
Simon Property Group, 2.65%, 2/1/32	70	62
Simon Property Group, 3.25%, 11/30/26	360	354
Simon Property Group, 3.80%, 7/15/50	35	26

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Simon Property Group, 4.75%, 9/26/34	60	58
UDR, 4.40%, 1/26/29	240	239
Ventas Realty, 3.00%, 1/15/30	60	56
Ventas Realty, 4.40%, 1/15/29	750	746
Ventas Realty, 5.00%, 1/15/35	80	78
Ventas Realty, 5.625%, 7/1/34	230	236
Welltower OP, 2.80%, 6/1/31	920	834
Welltower OP, 4.125%, 3/15/29	240	238
Welltower OP, 4.25%, 4/15/28	370	370
Welltower OP, 5.125%, 7/1/35	1,310	1,300
WP Carey, 4.25%, 10/1/26	120	119
		16,399
Total Financial Institutions		134,024
INDUSTRIAL 15.1%
Basic Industry 0.8%
Air Products & Chemicals, 2.80%, 5/15/50	120	75
Air Products & Chemicals, 4.60%, 2/8/29	440	444
Air Products & Chemicals, 4.75%, 2/8/31	180	182
AngloGold Ashanti Holdings, 3.375%, 11/1/28	880	839
ArcelorMittal, 4.55%, 3/11/26	80	80
ArcelorMittal, 6.00%, 6/17/34	120	125
ArcelorMittal, 6.55%, 11/29/27	160	166
ArcelorMittal, 6.80%, 11/29/32	1,030	1,128
ArcelorMittal, 7.00%, 10/15/39	120	131
BHP Billiton Finance USA, 4.90%, 2/28/33	120	120
BHP Billiton Finance USA, 5.10%, 9/8/28	1,530	1,564
Celanese US Holdings, 1.40%, 8/5/26	150	144
Celanese US Holdings, 6.665%, 7/15/27	96	98
FMC, 6.375%, 5/18/53	350	335
Freeport-McMoRan, 4.125%, 3/1/28	240	237
Freeport-McMoRan, 4.625%, 8/1/30	370	365
Freeport-McMoRan, 5.45%, 3/15/43	850	803
Nutrien, 4.00%, 12/15/26	180	178
Nutrien, 4.20%, 4/1/29	680	673
Nutrien, 5.40%, 6/21/34	750	759
Reliance, 2.15%, 8/15/30	400	354
Southern Copper, 5.25%, 11/8/42	250	233
Southern Copper, 5.875%, 4/23/45	180	177
Southern Copper, 7.50%, 7/27/35	110	127
Steel Dynamics, 3.25%, 1/15/31	120	112
Steel Dynamics, 5.375%, 8/15/34	240	243
Suzano Austria GmbH, 2.50%, 9/15/28	130	121
Suzano Austria GmbH, 3.125%, 1/15/32	120	105
Suzano Austria GmbH, 3.75%, 1/15/31	140	130
Suzano International Finance, 5.50%, 1/17/27	520	525
Vale, 5.625%, 9/11/42	120	120

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Westlake, 3.375%, 6/15/30	150	141
WRKCo, 4.90%, 3/15/29	900	913
Yara International, 7.378%, 11/14/32 (1)	100	109
		11,856
Capital Goods 1.5%
AGCO, 5.45%, 3/21/27	240	242
Amphenol, 5.05%, 4/5/29	60	61
Boeing, 2.70%, 2/1/27	150	146
Boeing, 2.80%, 3/1/27	420	407
Boeing, 5.04%, 5/1/27	230	231
Boeing, 6.259%, 5/1/27	1,560	1,600
Boeing, 6.858%, 5/1/54	710	785
Boeing, 6.875%, 3/15/39	210	230
CRH America Finance, 5.50%, 1/9/35	600	611
CRH SMW Finance DAC, 5.125%, 1/9/30	350	357
Ferguson Enterprises, 5.00%, 10/3/34	1,250	1,233
General Dynamics, 3.75%, 5/15/28	210	208
General Dynamics, 4.25%, 4/1/40	1,050	936
General Electric Captial, 6.75%, 3/15/32	460	518
Howmet Aerospace, 3.00%, 1/15/29	60	57
Howmet Aerospace, 5.90%, 2/1/27	740	755
Howmet Aerospace, 5.95%, 2/1/37	580	613
John Deere Capital, 1.75%, 3/9/27	240	231
John Deere Capital, 2.35%, 3/8/27	1,520	1,476
John Deere Capital, 2.65%, 6/10/26	15	15
John Deere Capital, 4.40%, 9/8/31	215	214
John Deere Capital, 4.50%, 1/16/29	60	60
John Deere Capital, 4.95%, 7/14/28	80	82
John Deere Capital, 5.10%, 4/11/34	200	203
Johnson Controls International / Tyco Fire & Security Finance, 1.75%, 9/15/30	190	166
Johnson Controls International / Tyco Fire & Security Finance, 5.50%, 4/19/29	320	331
L3Harris Technologies, 5.25%, 6/1/31	720	741
L3Harris Technologies, 5.40%, 1/15/27	410	414
Lockheed Martin, 4.75%, 2/15/34	500	494
Northrop Grumman, 3.85%, 4/15/45	15	12
Northrop Grumman, 5.25%, 5/1/50	460	431
Owens Corning, 3.95%, 8/15/29	360	351
Owens Corning, 5.70%, 6/15/34	160	166
Parker-Hannifin, 4.50%, 9/15/29	25	25
Regal Rexnord, 6.30%, 2/15/30	50	52
Regal Rexnord, 6.40%, 4/15/33	1,280	1,348
Republic Services, 2.375%, 3/15/33 (3)	490	418
Republic Services, 5.00%, 4/1/34	495	500
RTX, 4.125%, 11/16/28	650	646
RTX, 4.50%, 6/1/42	1,450	1,275
Stanley Black & Decker, 4.25%, 11/15/28	460	456

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Stanley Black & Decker, 5.20%, 9/1/40	160	153
Teledyne Technologies, 1.60%, 4/1/26	70	69
Teledyne Technologies, 2.25%, 4/1/28	130	123
Teledyne Technologies, 2.75%, 4/1/31	870	785
Waste Connections, 3.20%, 6/1/32	65	59
Waste Connections, 5.00%, 3/1/34	1,220	1,225
Westinghouse Air Brake Technologies, 4.70%, 9/15/28	330	332
		21,843
Communications 2.1%
America Movil SAB de CV, 6.375%, 3/1/35	85	92
American Tower, 5.80%, 11/15/28	1,450	1,503
AppLovin, 5.50%, 12/1/34	1,080	1,089
AT&T, 2.25%, 2/1/32	345	296
AT&T, 3.50%, 6/1/41	650	506
AT&T, 5.40%, 2/15/34	1,300	1,324
Charter Communications Operating, 2.80%, 4/1/31	245	217
Charter Communications Operating, 3.70%, 4/1/51	255	165
Charter Communications Operating / Charter Communications Operating Capital, 6.15%, 11/10/26	860	873
Charter Communications Operating / Charter Communications Operating Capital, 6.384%, 10/23/35	360	372
Comcast, 2.35%, 1/15/27	260	253
Comcast, 2.65%, 2/1/30	40	37
Comcast, 2.80%, 1/15/51	220	131
Comcast, 2.887%, 11/1/51	60	36
Comcast, 3.30%, 2/1/27	780	768
Comcast, 3.95%, 10/15/25	225	225
Comcast, 5.30%, 6/1/34	220	224
Comcast, 5.65%, 6/15/35 (3)	980	1,017
Comcast, 7.05%, 3/15/33	1,000	1,137
Crown Castle, 4.80%, 9/1/28	490	492
Crown Castle International, 2.25%, 1/15/31	265	231
Crown Castle International, 2.90%, 3/15/27	850	827
Crown Castle International, 3.70%, 6/15/26	80	79
Crown Castle International, 4.45%, 2/15/26	60	60
Meta Platforms, 5.60%, 5/15/53	220	218
Netflix, 4.375%, 11/15/26	90	90
Netflix, 4.90%, 8/15/34	240	243
Netflix, 5.875%, 11/15/28	240	252
NTT Finance, 4.876%, 7/16/30 (1)	865	870
Orange, 5.375%, 1/13/42	240	232
Rogers Communications, 3.625%, 12/15/25	40	40
Rogers Communications, 4.50%, 3/15/42	205	176
Rogers Communications, 5.00%, 2/15/29	2,645	2,679
Sprint Capital, 6.875%, 11/15/28	1,000	1,067
Sprint Capital, 8.75%, 3/15/32	270	326
Take-Two Interactive Software, 4.95%, 3/28/28	580	587

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Take-Two Interactive Software, 5.60%, 6/12/34	480	495
Telefonica Emisiones, 7.045%, 6/20/36	1,060	1,176
Time Warner Cable, 5.50%, 9/1/41	660	591
Time Warner Cable, 6.55%, 5/1/37	530	543
Time Warner Cable, 6.75%, 6/15/39	110	113
Time Warner Cable, 7.30%, 7/1/38	240	258
T-Mobile USA, 2.25%, 2/15/26	130	128
T-Mobile USA, 2.25%, 11/15/31	15	13
T-Mobile USA, 2.55%, 2/15/31	260	232
T-Mobile USA, 2.875%, 2/15/31	240	218
T-Mobile USA, 3.375%, 4/15/29	900	863
T-Mobile USA, 3.40%, 10/15/52	860	572
T-Mobile USA, 3.50%, 4/15/31	140	131
T-Mobile USA, 3.75%, 4/15/27	395	390
T-Mobile USA, 4.375%, 4/15/40	980	864
T-Mobile USA, 4.80%, 7/15/28	230	232
T-Mobile USA, 5.15%, 4/15/34	240	241
TWDC Enterprises 18, 1.85%, 7/30/26	120	117
TWDC Enterprises 18, 7.00%, 3/1/32	440	499
Verizon Communications, 2.355%, 3/15/32	150	129
Verizon Communications, 2.65%, 11/20/40	700	488
Verizon Communications, 2.987%, 10/30/56	15	9
Verizon Communications, 4.00%, 3/22/50	10	8
Verizon Communications, 4.329%, 9/21/28	1,300	1,300
Walt Disney, 2.00%, 9/1/29	130	119
Walt Disney, 2.65%, 1/13/31	1,040	952
Walt Disney, 3.375%, 11/15/26	220	218
Walt Disney, 3.70%, 10/15/25	40	40
Walt Disney, 6.20%, 12/15/34	280	311
		29,984
Consumer Cyclical 1.9%
Amazon.com, 3.875%, 8/22/37	115	103
American Honda Finance, 4.55%, 7/9/27	2,450	2,453
AutoZone, 1.65%, 1/15/31	30	26
AutoZone, 3.75%, 6/1/27	30	30
AutoZone, 5.05%, 7/15/26	250	251
Best Buy, 1.95%, 10/1/30 (3)	920	807
Best Buy, 4.45%, 10/1/28	240	240
CBRE Services, 2.50%, 4/1/31	60	53
CBRE Services, 5.95%, 8/15/34	250	264
Cummins, 5.45%, 2/20/54	210	203
Darden Restaurants, 3.85%, 5/1/27	240	237
Dollar General, 5.20%, 7/5/28	240	244
Dollar General, 5.50%, 11/1/52	620	574
eBay, 1.40%, 5/10/26	80	78
eBay, 2.60%, 5/10/31	90	80

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
eBay, 4.00%, 7/15/42	580	467
Ford Motor, 4.346%, 12/8/26	480	475
Ford Motor, 4.75%, 1/15/43	160	124
Ford Motor, 6.625%, 10/1/28	220	230
Ford Motor, 7.40%, 11/1/46	830	861
Ford Motor, 7.45%, 7/16/31	70	76
Ford Motor Credit, 4.271%, 1/9/27	1,320	1,299
Ford Motor Credit, 7.122%, 11/7/33	200	208
General Motors, 5.00%, 10/1/28	80	81
General Motors, 6.25%, 10/2/43	940	927
General Motors Financial, 1.50%, 6/10/26	130	127
General Motors Financial, 2.35%, 2/26/27	240	232
General Motors Financial, 2.40%, 4/10/28	130	123
General Motors Financial, 4.00%, 10/6/26	770	763
General Motors Financial, 4.35%, 1/17/27	140	139
General Motors Financial, 5.00%, 4/9/27	240	241
General Motors Financial, 5.40%, 4/6/26	120	121
General Motors Financial, 5.80%, 6/23/28	120	123
General Motors Financial, 5.80%, 1/7/29	500	515
GLP Capital / GLP Financing II, 5.375%, 4/15/26	120	120
GLP Capital / GLP Financing II, 5.625%, 9/15/34	880	875
Home Depot, 4.875%, 2/15/44	2,260	2,073
Home Depot, 4.95%, 6/25/34	540	544
Home Depot, 5.40%, 6/25/64	60	57
Home Depot, 5.875%, 12/16/36	90	96
Home Depot, 5.95%, 4/1/41	180	189
Hyundai Capital America, 4.90%, 6/23/28 (1)	2,890	2,903
Hyundai Capital America, 5.35%, 3/19/29 (1)	20	20
Hyundai Capital America, 5.50%, 3/30/26 (1)	80	80
Las Vegas Sands, 3.50%, 8/18/26	130	128
Las Vegas Sands, 5.90%, 6/1/27	200	203
Las Vegas Sands, 6.00%, 8/15/29	60	62
Lowe's, 5.00%, 4/15/33	250	252
Lowe's Cos, 4.45%, 4/1/62	1,370	1,048
McDonald's, 5.45%, 8/14/53	150	144
O'Reilly Automotive, 3.60%, 9/1/27	30	30
O'Reilly Automotive, 3.90%, 6/1/29	285	279
PACCAR Financial, 5.20%, 11/9/26	205	207
Ross Stores, 1.875%, 4/15/31	290	248
Starbucks, 2.55%, 11/15/30	320	289
Starbucks, 4.00%, 11/15/28	220	217
Starbucks, 4.90%, 2/15/31	170	173
TJX, 1.60%, 5/15/31	30	26
TJX, 2.25%, 9/15/26	240	235
Toyota Motor Credit, 1.90%, 4/6/28	120	113
Toyota Motor Credit, 3.20%, 1/11/27	240	236
Toyota Motor Credit, 3.65%, 1/8/29	1,140	1,115

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Toyota Motor Credit, 4.60%, 10/10/31	80	80
Toyota Motor Credit, 4.65%, 1/5/29	60	61
Toyota Motor Credit, 4.80%, 1/5/34	120	120
Toyota Motor Credit, 5.05%, 5/16/29 (3)	60	61
Toyota Motor Credit, 5.25%, 9/11/28	970	997
Tractor Supply, 1.75%, 11/1/30	240	207
Uber Technologies, 5.35%, 9/15/54	40	37
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1)	200	200
		26,500
Consumer Non-Cyclical 2.9%
Abbott Laboratories, 1.40%, 6/30/30	140	122
Abbott Laboratories, 3.75%, 11/30/26	220	219
Abbott Laboratories, 4.75%, 11/30/36	410	404
Abbott Laboratories, 6.15%, 11/30/37	200	220
AbbVie, 2.95%, 11/21/26	990	972
AbbVie, 3.20%, 5/14/26	15	15
AbbVie, 3.20%, 11/21/29	15	14
AbbVie, 4.05%, 11/21/39	560	488
AbbVie, 4.45%, 5/14/46	40	34
AbbVie, 4.50%, 5/14/35	715	688
AbbVie, 4.55%, 3/15/35	240	232
AbbVie, 4.80%, 3/15/29	145	147
AbbVie, 5.05%, 3/15/34	960	969
Amgen, 1.65%, 8/15/28	800	739
Amgen, 3.15%, 2/21/40	120	91
Amgen, 4.40%, 2/22/62	120	92
Amgen, 5.15%, 11/15/41	240	224
Amgen, 5.75%, 3/2/63	1,360	1,300
Anheuser-Busch InBev Finance, 4.90%, 2/1/46	15	14
Anheuser-Busch InBev Worldwide, 4.95%, 1/15/42	930	871
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39	15	15
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	60	59
Anheuser-Busch InBev Worldwide, 8.20%, 1/15/39	1,320	1,665
AstraZeneca, 1.375%, 8/6/30	135	117
AstraZeneca, 4.00%, 1/17/29	520	516
AstraZeneca, 4.00%, 9/18/42	50	42
Astrazeneca Finance, 1.75%, 5/28/28	400	374
Astrazeneca Finance, 4.85%, 2/26/29	1,020	1,037
Astrazeneca Finance, 4.875%, 3/3/28	220	224
Astrazeneca Finance, 4.875%, 3/3/33	100	101
Astrazeneca Finance, 5.00%, 2/26/34	200	202
BAT Capital, 3.557%, 8/15/27	538	527
BAT Capital, 4.39%, 8/15/37	250	222
BAT Capital, 4.70%, 4/2/27	180	180
BAT Capital, 7.079%, 8/2/43	90	99
BAT Capital, 7.081%, 8/2/53	1,100	1,228

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Becton Dickinson, 4.874%, 2/8/29	180	182
Biogen, 3.15%, 5/1/50	15	9
Bristol-Myers Squibb, 3.40%, 7/26/29	7	7
Bristol-Myers Squibb, 4.25%, 10/26/49	15	12
Cencora, 2.70%, 3/15/31	280	252
Cencora, 4.85%, 12/15/29	970	979
Cigna Group, 4.90%, 12/15/48	3,110	2,694
CommonSpirit Health, 2.782%, 10/1/30	20	18
CVS Health, 1.30%, 8/21/27	240	225
CVS Health, 1.875%, 2/28/31	15	13
CVS Health, 2.875%, 6/1/26	130	128
CVS Health, 3.00%, 8/15/26	200	197
CVS Health, 3.25%, 8/15/29	50	47
CVS Health, 4.125%, 4/1/40	660	547
CVS Health, 4.875%, 7/20/35	710	677
CVS Health, 5.00%, 1/30/29	60	61
CVS Health, 5.125%, 7/20/45	145	127
CVS Health, 5.40%, 6/1/29	720	738
CVS Health, 5.70%, 6/1/34	60	61
CVS Health, 5.875%, 6/1/53	380	361
CVS Health, 6.00%, 6/1/63	850	810
CVS Health, 6.125%, 9/15/39	80	81
CVS Health, 6.25%, 6/1/27	240	247
Eli Lilly, 4.70%, 2/9/34	240	238
Eli Lilly, 5.10%, 2/9/64	170	156
Eli Lilly, 5.20%, 8/14/64	180	168
Estee Lauder, 5.00%, 2/14/34 (3)	640	639
Hackensack Meridian Health, 4.211%, 7/1/48	85	69
Haleon US Capital, 3.375%, 3/24/27	620	611
HCA, 4.125%, 6/15/29	200	196
HCA, 4.375%, 3/15/42	20	17
HCA, 5.875%, 2/1/29	2,150	2,220
Icon Investments Six DAC, 5.849%, 5/8/29	510	527
IQVIA, 6.25%, 2/1/29	1,095	1,141
Kaiser Foundation Hospitals, 2.81%, 6/1/41	1,250	887
Kaiser Foundation Hospitals, 3.002%, 6/1/51	840	541
Kenvue, 4.90%, 3/22/33	550	556
Kenvue, 5.00%, 3/22/30	700	717
Kenvue, 5.10%, 3/22/43	60	57
Kenvue, 5.20%, 3/22/63	90	82
Kroger, 2.65%, 10/15/26	1,550	1,516
Kroger, 5.00%, 9/15/34	120	118
Kroger, 5.50%, 9/15/54	85	80
Mars, 4.75%, 4/20/33 (1)	100	99
Mattel, 5.45%, 11/1/41	500	451
McKesson, 1.30%, 8/15/26	240	233
McKesson, 4.90%, 7/15/28	240	244

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
MedStar Health, 3.626%, 8/15/49	30	20
Memorial Sloan-Kettering Cancer Center, 4.20%, 7/1/55	10	8
Merck, 5.15%, 5/17/63	230	208
Northwell Healthcare, 3.979%, 11/1/46	20	15
NYU Langone Hospitals, 4.368%, 7/1/47	15	13
Perrigo Finance Unlimited, 4.90%, 6/15/30	200	194
Pfizer Investment Enterprises, 4.45%, 5/19/28	180	181
Providence St Joseph Health Obligated Group, 2.532%, 10/1/29	120	111
Revvity, 3.30%, 9/15/29	500	472
Reynolds American, 5.70%, 8/15/35	630	641
Reynolds American, 7.25%, 6/15/37	240	268
Smithfield Foods, 5.20%, 4/1/29 (1)	15	15
Solventum, 5.40%, 3/1/29	750	771
Stanford Health Care, 3.795%, 11/15/48	10	8
Sutter Health, 3.695%, 8/15/28	240	235
Takeda Pharmaceutical, 5.00%, 11/26/28	1,160	1,174
Tyson Foods, 3.55%, 6/2/27	180	177
Tyson Foods, 4.35%, 3/1/29	120	119
Tyson Foods, 5.40%, 3/15/29	660	676
Wyeth, 5.95%, 4/1/37	240	254
Wyeth, 6.00%, 2/15/36	220	235
		40,294
Energy 3.0%
Boardwalk Pipelines, 3.40%, 2/15/31	25	23
BP Capital Markets America, 3.41%, 2/11/26	45	45
BP Capital Markets America, 3.543%, 4/6/27	1,080	1,066
BP Capital Markets America, 3.937%, 9/21/28	760	750
BP Capital Markets America, 4.812%, 2/13/33	430	429
BP Capital Markets America, 4.989%, 4/10/34	380	381
BP Capital Markets America, 5.227%, 11/17/34	360	364
Cameron LNG, 3.701%, 1/15/39 (1)	40	33
Canadian Natural Resources, 2.95%, 7/15/30	20	18
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	580	584
Cheniere Energy, 4.625%, 10/15/28	330	328
Cheniere Energy Partners, 4.50%, 10/1/29	240	236
Cheniere Energy Partners, 5.95%, 6/30/33	1,000	1,043
Continental Resources, 4.375%, 1/15/28	310	305
Continental Resources, 4.90%, 6/1/44	180	141
Coterra Energy, 3.90%, 5/15/27	1,350	1,333
Coterra Energy, 4.375%, 3/15/29	60	59
Devon Energy, 4.75%, 5/15/42	250	207
Devon Energy, 5.20%, 9/15/34 (3)	90	87
Devon Energy, 5.60%, 7/15/41	740	682
Devon Energy, 7.95%, 4/15/32	60	69
Enbridge, 1.60%, 10/4/26	1,020	993
Enbridge, 5.625%, 4/5/34	55	56

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Enbridge, 5.90%, 11/15/26	90	91
Enbridge, 6.70%, 11/15/53	35	38
Enbridge, VR, 7.375%, 3/15/55 (2)	210	219
Enbridge Energy Partners, 5.50%, 9/15/40	10	10
Energy Transfer, 4.95%, 6/15/28	60	61
Energy Transfer, 5.40%, 10/1/47	15	13
Energy Transfer, 5.55%, 5/15/34	100	101
Energy Transfer, 5.60%, 9/1/34	60	61
Energy Transfer, 6.50%, 2/1/42	25	26
Enterprise Products Operating, 4.15%, 10/16/28	110	109
Enterprise Products Operating, 4.30%, 6/20/28	710	709
Enterprise Products Operating, 4.60%, 1/11/27	580	582
Enterprise Products Operating, 4.85%, 1/31/34	1,020	1,009
Enterprise Products Operating, VR, 5.25%, 8/16/77 (2)	240	238
Enterprise Products Operating, 5.35%, 1/31/33	100	103
Enterprise Products Operating, VR, 5.375%, 2/15/78 (2)	110	109
Enterprise Products Operating, 5.95%, 2/1/41	220	226
Enterprise Products Operating, 6.65%, 10/15/34	120	133
EOG Resources, 4.40%, 7/15/28	960	963
Expand Energy, 4.75%, 2/1/32	220	213
Expand Energy, 5.375%, 2/1/29	1,060	1,061
Expand Energy, 5.375%, 3/15/30	70	70
Halliburton, 2.92%, 3/1/30	500	464
Hess, 5.60%, 2/15/41	620	627
Hess, 7.125%, 3/15/33	50	57
HF Sinclair, 5.75%, 1/15/31	504	514
HF Sinclair, 6.25%, 1/15/35	560	568
Marathon Petroleum, 5.70%, 3/1/35	2,500	2,529
MPLX, 5.50%, 6/1/34	280	280
MPLX, 5.65%, 3/1/53	350	317
Occidental Petroleum, 5.375%, 1/1/32	90	89
Occidental Petroleum, 6.125%, 1/1/31	500	517
Occidental Petroleum, 6.45%, 9/15/36	70	71
Occidental Petroleum, 7.875%, 9/15/31	320	358
Occidental Petroleum, 7.95%, 6/15/39	70	78
Occidental Petroleum, 8.50%, 7/15/27	1,260	1,328
ONEOK, 4.85%, 7/15/26	120	120
ONEOK, 5.375%, 6/1/29	1,280	1,308
ONEOK, 5.55%, 11/1/26	710	718
ONEOK, 5.60%, 4/1/44	240	220
ONEOK, 6.625%, 9/1/53	200	207
Ovintiv, 6.50%, 8/15/34	80	84
Ovintiv, 7.375%, 11/1/31	60	66
Patterson-UTI Energy, 3.95%, 2/1/28	120	116
Patterson-UTI Energy, 5.15%, 11/15/29 (3)	560	549
Patterson-UTI Energy, 7.15%, 10/1/33	590	611
Sabine Pass Liquefaction, 4.20%, 3/15/28	70	69

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Sabine Pass Liquefaction, 4.50%, 5/15/30	85	84
Sabine Pass Liquefaction, 5.00%, 3/15/27	1,280	1,279
Sabine Pass Liquefaction, 5.875%, 6/30/26	40	40
Schlumberger Investment, 4.50%, 5/15/28	240	240
Shell Finance US, 2.375%, 11/7/29	590	545
Shell Finance US, 2.75%, 4/6/30	1,030	960
Shell International Finance, 3.875%, 11/13/28	80	79
Shell International Finance, 6.375%, 12/15/38	240	264
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27 (1)	1,080	1,084
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1)	90	90
South Bow USA Infrastructure Holdings, 5.584%, 10/1/34 (1)	300	296
Spectra Energy Partners, 3.375%, 10/15/26	520	512
Targa Resources, 5.20%, 7/1/27	1,260	1,273
Targa Resources, 5.50%, 2/15/35	170	169
Targa Resources Partner, 5.00%, 1/15/28	203	203
Targa Resources Partners / Targa Resources Partners Finance, 5.50%, 3/1/30	460	466
TotalEnergies Capital, 3.883%, 10/11/28	240	238
TotalEnergies Capital, 5.15%, 4/5/34	240	246
TotalEnergies Capital, 5.275%, 9/10/54	150	140
TotalEnergies Capital International, 2.986%, 6/29/41	60	44
TotalEnergies Capital International, 3.127%, 5/29/50	1,450	957
TransCanada PipeLines, 4.625%, 3/1/34	1,060	1,011
TransCanada PipeLines, 5.85%, 3/15/36	200	205
TransCanada PipeLines, 7.625%, 1/15/39	120	140
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	10	8
Western Midstream Operating, 5.45%, 11/15/34	450	440
Western Midstream Operating, 6.35%, 1/15/29	640	668
Williams, 5.30%, 8/15/28	920	942
Williams, 5.40%, 3/2/26	120	120
Williams, 8.75%, 3/15/32	120	143
Williams Cos, 4.625%, 6/30/30	1,025	1,018
Williams Cos, 5.15%, 3/15/34	585	581
Woodside Finance, 4.50%, 3/4/29 (1)	20	20
		41,747
Industrial Other 0.1%
Cornell University, 4.835%, 6/15/34 (3)	360	358
President and Fellows of Harvard College, 4.609%, 2/15/35 (3)	810	798
Washington University, 3.524%, 4/15/54	120	86
		1,242
Technology 2.4%
Accenture Capital, 4.05%, 10/4/29	540	534
Accenture Capital, 4.50%, 10/4/34	990	958
Analog Devices, 1.70%, 10/1/28	1,020	942
Analog Devices, 3.50%, 12/5/26	530	525
Atlassian, 5.25%, 5/15/29	45	46

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Broadcom, 2.45%, 2/15/31 (1)	540	480
Broadcom, 3.50%, 2/15/41 (1)	210	165
Broadcom, 4.00%, 4/15/29 (1)	240	237
Broadcom, 4.60%, 7/15/30	830	831
Broadcom, 5.05%, 7/12/29	400	408
Broadcom, 5.15%, 11/15/31	140	143
Broadcom / Broadcom Cayman Finance, 3.50%, 1/15/28	210	206
Cadence Design Systems, 4.30%, 9/10/29	65	65
CDW, 4.25%, 4/1/28	45	44
CDW / CDW Finance, 2.67%, 12/1/26	1,110	1,081
CDW / CDW Finance, 3.25%, 2/15/29	260	246
CDW / CDW Finance, 5.55%, 8/22/34	160	161
Dell International / EMC, 8.10%, 7/15/36	810	974
Dell International / EMC, 8.35%, 7/15/46	1,156	1,464
Equinix, 2.90%, 11/18/26	520	509
Equinix Europe 2 Financing, 5.50%, 6/15/34	920	937
Fiserv, 3.20%, 7/1/26	40	40
Fiserv, 4.20%, 10/1/28	910	902
Fiserv, 5.15%, 8/12/34	360	356
Fiserv, 5.375%, 8/21/28	800	819
Fortinet, 2.20%, 3/15/31	1,060	932
Foundry JV Holdco, 6.15%, 1/25/32 (1)	200	209
Intel, 1.60%, 8/12/28	260	238
Intel, 3.15%, 5/11/27	240	234
Intel, 3.75%, 3/25/27	910	897
Intel, 4.60%, 3/25/40	190	163
Intel, 4.875%, 2/10/28	120	121
Intel, 5.00%, 2/21/31	160	161
International Business Machines, 1.70%, 5/15/27	240	229
International Business Machines, 4.15%, 5/15/39	240	210
International Business Machines, 6.22%, 8/1/27	1,160	1,202
Intuit, 5.125%, 9/15/28	350	359
Keysight Technologies, 3.00%, 10/30/29	50	47
Keysight Technologies, 4.60%, 4/6/27	120	120
Keysight Technologies, 4.95%, 10/15/34	240	236
Marvell Technology, 2.45%, 4/15/28	80	76
Marvell Technology, 2.95%, 4/15/31	240	217
Marvell Technology, 4.75%, 7/15/30	215	214
Marvell Technology, 4.875%, 6/22/28	120	121
Marvell Technology, 5.75%, 2/15/29	70	72
Microsoft, 5.30%, 2/8/41	620	637
Motorola Solutions, 2.30%, 11/15/30	70	62
Motorola Solutions, 5.00%, 4/15/29	1,090	1,106
Motorola Solutions, 5.40%, 4/15/34	160	164
NXP, 2.50%, 5/11/31	135	119
NXP, 3.15%, 5/1/27	305	298
NXP, 3.40%, 5/1/30	15	14

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
NXP / NXP Funding, 5.55%, 12/1/28	1,330	1,368
Oracle, 2.875%, 3/25/31	260	236
Oracle, 3.60%, 4/1/40	15	12
Oracle, 6.90%, 11/9/52	1,490	1,630
Qorvo, 4.375%, 10/15/29	956	927
RELX Capital, 3.00%, 5/22/30	25	24
RELX Capital, 4.00%, 3/18/29	560	554
Salesforce, 1.50%, 7/15/28	1,350	1,254
Salesforce, 1.95%, 7/15/31	70	61
Salesforce, 2.70%, 7/15/41	80	57
ServiceNow, 1.40%, 9/1/30	590	509
Texas Instruments, 3.875%, 3/15/39	190	165
Texas Instruments, 5.05%, 5/18/63	2,135	1,936
VeriSign, 4.75%, 7/15/27	880	876
Visa, 1.90%, 4/15/27	450	434
Visa, 2.70%, 4/15/40	915	682
Visa, 4.30%, 12/14/45	70	60
VMware, 1.40%, 8/15/26	225	218
VMware, 1.80%, 8/15/28	120	111
VMware, 3.90%, 8/21/27	160	158
Western Digital, 2.85%, 2/1/29	1,330	1,234
Western Digital, 3.10%, 2/1/32	70	62
		34,099
Transportation 0.4%
Burlington Northern Santa Fe, 5.05%, 3/1/41	140	133
Burlington Northern Santa Fe, 5.15%, 9/1/43	140	133
Burlington Northern Santa Fe, 5.50%, 3/15/55	210	205
Burlington Northern Santa Fe, 6.15%, 5/1/37	1,080	1,169
Canadian Pacific Railway, 1.75%, 12/2/26	95	92
Canadian Pacific Railway, 2.875%, 11/15/29	120	112
Canadian Pacific Railway, 3.50%, 5/1/50	15	11
Canadian Pacific Railway, 4.70%, 5/1/48	10	9
Canadian Pacific Railway, 6.125%, 12/31/99	290	293
ERAC USA Finance, 4.50%, 2/15/45 (1)	10	9
ERAC USA Finance, 4.90%, 5/1/33 (1)	185	184
FedEx, 4.10%, 4/15/43	100	77
FedEx, 4.10%, 2/1/45 (1)	70	53
FedEx, 4.75%, 11/15/45	740	613
FedEx, 4.75%, 11/15/45 (1)	70	58
FedEx, 5.10%, 1/15/44 (1)	230	201
Norfolk Southern, 5.95%, 3/15/64	1,220	1,236
Southwest Airlines, 3.00%, 11/15/26	240	235
Southwest Airlines, 5.125%, 6/15/27	580	583
Transurban Finance, 2.45%, 3/16/31 (1)	30	27
Transurban Finance, 4.125%, 2/2/26 (1)(3)	15	15
United Airlines Pass-Through Trust, Series 2019-1, Class AA, 4.15%, 2/25/33	39	38

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
United Airlines Pass-Through Trust, Series 20-1, Class A, 5.875%, 4/15/29	207	210
		5,696
Total Industrial		213,261
UTILITY 1.5%
Electric 1.3%
AEP Texas, 4.70%, 5/15/32	30	29
AES, 2.45%, 1/15/31	600	533
Ameren, 3.50%, 1/15/31	360	340
Ameren, 5.00%, 1/15/29	800	811
Ameren, 5.70%, 12/1/26	615	623
American Electric Power, VR, 6.95%, 12/15/54 (2)	170	179
American Electric Power, VR, 7.05%, 12/15/54 (2)	60	62
Appalachian Power, 4.40%, 5/15/44	500	411
Appalachian Power, 4.50%, 8/1/32	1,090	1,066
Appalachian Power, 7.00%, 4/1/38	760	846
Berkshire Hathaway Energy, 6.125%, 4/1/36	65	69
CMS Energy, VR, 3.75%, 12/1/50 (2)	130	117
Commonwealth Edison, 3.70%, 8/15/28	1,640	1,611
Commonwealth Edison, 4.00%, 3/1/48	60	47
Constellation Energy Generation, 5.60%, 6/15/42	640	626
Constellation Energy Generation, 5.75%, 3/15/54	60	59
Constellation Energy Generation, 5.80%, 3/1/33	320	338
Constellation Energy Generation, 6.25%, 10/1/39	120	127
Constellation Energy Generation, 6.50%, 10/1/53	50	54
DTE Energy, 2.85%, 10/1/26	800	784
DTE Energy, 5.10%, 3/1/29	450	458
Duke Energy Florida, 5.95%, 11/15/52	2,050	2,103
Duke Energy Indiana, 5.40%, 4/1/53	40	38
Entergy Arkansas, 5.45%, 6/1/34	240	247
Eversource Energy, 2.90%, 3/1/27	120	117
Eversource Energy, 3.375%, 3/1/32	120	109
Eversource Energy, 5.95%, 7/15/34	160	167
FirstEnergy Transmission, 5.00%, 1/15/35	75	74
Georgia Power, 4.95%, 5/17/33	100	100
Metropolitan Edison, 4.30%, 1/15/29 (1)	75	74
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	15	15
National Grid, 5.602%, 6/12/28	320	329
Nevada Power, 3.70%, 5/1/29	940	915
New York State Electric & Gas, 5.30%, 8/15/34 (1)	75	76
NextEra Energy Capital Holdings, 4.685%, 9/1/27	420	422
NextEra Energy Capital Holdings, VR, 5.65%, 5/1/79 (2)	240	239
NextEra Energy Capital Holdings, 5.749%, 9/1/25	130	130
Niagara Mohawk Power, 4.647%, 10/3/30 (1)	865	857
PacifiCorp, 2.90%, 6/15/52	90	53
PacifiCorp, 5.10%, 2/15/29	220	224
PacifiCorp, 5.75%, 4/1/37	240	243

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
PacifiCorp, 5.80%, 1/15/55	150	143
Southern, VR, 3.75%, 9/15/51 (2)	240	236
Southern, 4.40%, 7/1/46	300	249
Southern California Edison, 5.15%, 6/1/29	150	152
Union Electric, 5.20%, 4/1/34	220	223
Xcel Energy, 4.00%, 6/15/28	90	89
Xcel Energy, 4.60%, 6/1/32	1,410	1,376
Xcel Energy, 5.45%, 8/15/33	120	122
		18,312
Natural Gas 0.2%
APT Pipelines, 4.25%, 7/15/27 (1)	10	10
NiSource, 1.70%, 2/15/31	160	137
NiSource, 3.49%, 5/15/27	55	54
NiSource, 3.95%, 3/30/48	45	34
NiSource, 5.65%, 2/1/45	15	15
NiSource, VR, 6.375%, 3/31/55 (2)	220	221
NiSource, VR, 6.95%, 11/30/54 (2)	60	62
Southern California Gas, 2.95%, 4/15/27	220	215
Southern California Gas, 5.20%, 6/1/33	200	202
Southern California Gas, 5.75%, 6/1/53	210	206
Southern Co Gas Capital, 1.75%, 1/15/31	120	103
Southern Co Gas Capital, 4.95%, 9/15/34	730	722
Southern Co Gas Capital, 5.15%, 9/15/32	100	102
		2,083
Total Utility		20,395
Total Corporate Bonds (Cost $365,276)		367,680
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.4%
Local Authorities 0.6%
Kentucky Power Cost Recovery, 5.296%, 9/1/45	2,415	2,419
Province of Alberta, 4.50%, 1/24/34	205	207
Province of British Columbia Canada, 4.20%, 7/6/33	98	96
Province of British Columbia Canada, 4.80%, 6/11/35	2,619	2,632
Province of Manitoba Canada, 4.30%, 7/27/33	250	244
Province of Ontario Canada, 3.70%, 9/17/29	2,600	2,553
		8,151
Owned No Guarantee 0.1%
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1)(3)	1,200	1,117
		1,117
Sovereign 0.7%
Chile Government International Bonds, 5.65%, 1/13/37	2,500	2,579
Eagle Funding Luxco Sarl, 5.50%, 8/17/30 (1)	2,060	2,072
Panama Government International Bond, 3.298%, 1/19/33	200	165
Peruvian Government International Bond, 5.375%, 2/8/35	1,000	997

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Republic of Poland Government International Bond, 5.50%, 3/18/54	2,000	1,859
United Mexican States, 4.75%, 3/8/44	300	237
United Mexican States, 2.659%, 5/24/31	2,800	2,420
United Mexican States, 3.50%, 2/12/34	700	586
		10,915
Total Foreign Government Obligations & Municipalities (Cost $20,002)		20,183
MUNICIPAL SECURITIES 1.5%
California 0.4%
Bay Area Toll Auth., Series S1, 6.918%, 4/1/40	1,000	1,113
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41	50	39
California, 7.50%, 4/1/34	1,500	1,736
California, 7.60%, 11/1/40	1,200	1,441
California, GO, 5.20%, 3/1/43	200	192
California State Univ., 6.484%, 11/1/41	250	261
Regents of the University of California Medical Center Pooled Revenue, Series H, 6.548%, 5/15/48	600	636
Regents of the University of California Medical Center Pooled Revenue, Series F, 6.583%, 5/15/49	500	531
		5,949
District Of Columbia 0.0%
Metropolitan Washington Airports Auth., Dulles Toll Road, 7.462%, 10/1/46	225	264
		264
Georgia 0.2%
County of Fulton, 5.148%, 7/1/39	205	203
Municipal Electric Auth. of Georgia, Series A, 6.637%, 4/1/57	1,771	1,898
		2,101
Illinois 0.4%
Chicago O'Hare Int'l Airport, Third Lien, 6.395%, 1/1/40	250	274
Chicago Wastewater Transmission Revenue, Series B, 6.90%, 1/1/40 (4)	2,000	2,199
Cook County, GO, 6.36%, 11/15/33	25	27
Illinois Municipal Electric Agency, 6.832%, 2/1/35	2,400	2,543
		5,043
Louisiana 0.0%
Louisiana Local Government Environmental Facilities & CDA, Series A, 4.475%, 8/1/39	60	57
		57
Maryland 0.0%
Maryland HHEFA, Series B, 4.815%, 7/1/43	40	36
		36
New York 0.0%
New York City Transitional Fin. Auth., Series I-2, 5.658%, 5/1/40	480	490

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
New York State Urban Dev. Sales Tax Revenue, Series B, 2.59%, 3/15/35	70	58
		548
Ohio 0.2%
American Municipal Power, Series B, 7.834%, 2/15/41	1,200	1,433
American Municipal Power, Series C, 6.053%, 2/15/43	1,500	1,540
		2,973
Tennessee 0.0%
Metropolitan Government of Nashville & Davidson County, Series B, 3.235%, 7/1/52	75	49
		49
Texas 0.3%
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41	75	59
Dallas / Fort Worth Int'l Airport, Series C, 2.843%, 11/1/46	65	46
Dallas / Fort Worth Int'l Airport, Series A, 4.507%, 11/1/51	750	648
Dallas / Fort Worth Int'l Airport, Series A, 5.045%, 11/1/47	250	231
Dallas Area Rapid Transit, 4.922%, 12/1/41	1,955	1,833
Grand Parkway Transportation, Series B, 3.236%, 10/1/52	2,500	1,688
Texas Natural Gas Securitization Fin., Consumer Rate Relief Bonds, 5.169%, 4/1/41	30	31
Texas Private Activity Bond Surface Transportation, Series B, 3.922%, 12/31/49	30	23
		4,559
Virginia 0.0%
Univ. of Virginia, Series B, 2.584%, 11/1/51	75	45
		45
Wisconsin 0.0%
PFA, Series B, 3.405%, 7/1/51	70	48
		48
Total Municipal Securities (Cost $22,160)		21,672
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 3.7%
Collateralized Mortgage Obligations 1.9%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	10	10
Angel Oak Mortgage Trust, Series 2021-6, Class A3, CMO, ARM, 1.714%, 9/25/66 (1)	58	48
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	264	260
Angel Oak Mortgage Trust, Series 2025-3, Class A1, CMO, ARM, 5.42%, 3/25/70 (1)	615	613
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1)	44	39
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A20, CMO, ARM, 2.50%, 11/25/51 (1)	100	80
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.699%, 4/25/60 (1)	30	28
COLT Mortgage Loan Trust, Series 2022-3, Class A1, CMO, ARM, 3.901%, 2/25/67 (1)	69	67
COLT Mortgage Loan Trust, Series 2025-4, Class A1, CMO, ARM, 5.794%, 4/25/70 (1)	221	223
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO, ARM, 5.48%, 8/25/70 (1)	1,545	1,543
COLT Mortgage Loan Trust, Series 2025-INV2, Class A1, CMO, ARM, 5.601%, 2/25/70 (1)	216	216

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust, Series 2025-R05, Class 2M1, FRN, CMO, ARM, SOFR30A + 1.20%, 5.519%, 7/25/45 (1)	1,915	1,916
EFMT, Series 2025-INV1, Class A1, CMO, ARM, 5.626%, 3/25/70 (1)	142	142
Ellington Financial Mortgage Trust, Series 2020-2, Class A1, CMO, ARM, 1.178%, 10/25/65 (1)	21	20
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	100	68
Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M1, FRN, CMO, ARM, SOFR30A + 0.85%, 5.20%, 11/25/41 (1)	15	14
Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class M1, FRN, CMO, ARM, SOFR30A + 0.95%, 5.30%, 12/25/41 (1)	194	194
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class A1, FRN, CMO, ARM, SOFR30A + 0.95%, 5.30%, 2/25/45 (1)	155	155
GCAT, Series 2021-NQM5, Class A1, CMO, ARM, 1.262%, 7/25/66 (1)	58	48
GCAT Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.529%, 6/25/70 (1)	2,150	2,149
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	192	191
JP Morgan Mortgage Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1)	3,415	3,408
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1)	280	280
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1)	270	270
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4, CMO, ARM, 3.00%, 3/25/52 (1)	80	67
New Residential Mortgage Loan Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.53%, 5/25/65 (1)	964	967
New Residential Mortgage Loan Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1)	2,590	2,587
No Action Required, SOI Presentation is good, Series 2024-HYB1, Class A1A, CMO, ARM, 4.446%, 11/25/63 (1)	1,068	1,064
NYMT Loan Trust, Series 2025-INV1, Class A1, CMO, ARM, 5.402%, 4/25/60 (1)	424	423
OBX Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.603%, 3/25/65 (1)	2,461	2,464
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, ARM, 5.522%, 8/12/42 (1)	2,090	2,096
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO, ARM, 4.803%, 12/25/64 (1)	3,956	3,957
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO, ARM, 5.999%, 2/25/68 (1)	62	62
Verus Securitization Trust, Series 2025-2, Class A1, CMO, ARM, 5.307%, 3/25/70 (1)	599	596
Verus Securitization Trust, Series 2025-3, Class A1, CMO, ARM, 5.623%, 5/25/70 (1)	418	420
		26,685
Commercial Mortgage-Backed Securities 1.8%
Bank, Series 2019-BN17, Class A4, ARM, 3.714%, 4/15/52	385	372
Bank, Series 2024-BNK47, Class A5, ARM, 5.716%, 6/15/57	975	1,020
Bank5, Series 2024-5YR10, Class A3, ARM, 5.302%, 10/15/57	500	510
Bank5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57	10	11
Bank5, Series 2024-5YR8, Class A3, ARM, 5.884%, 8/15/57	10	10
Bank5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57	1,215	1,269
Bank5, Series 2025-5YR14, Class A3, ARM, 5.646%, 4/15/58	2,495	2,587
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, ARM, 6.014%, 7/15/57	25	26

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
BBCMS Mortgage Trust, Series 2025-C35, Class A5, ARM, 5.586%, 7/15/58	450	466
Benchmark Mortgage Trust, Series 2019-B12, Class A5, ARM, 3.116%, 8/15/52	555	518
Benchmark Mortgage Trust, Series 2019-B13, Class A4, ARM, 2.952%, 8/15/57	2,735	2,547
Benchmark Mortgage Trust, Series 2022-B36, Class A5, ARM, 4.47%, 7/15/55	2,255	2,179
Benchmark Mortgage Trust, Series 2024-V5, Class AM, ARM, 6.417%, 1/10/57	695	722
Benchmark Mortgage Trust, Series 2024-V8, Class AM, ARM, 6.628%, 7/15/57	55	58
Benchmark Mortgage Trust, Series 2024-V8, Class A3, ARM, 6.189%, 7/15/57	386	405
Benchmark Mortgage Trust, Series 2025-V13, Class A4, ARM, 5.815%, 2/15/58	3,721	3,874
Benchmark Mortgage Trust, Series 2025-V16, Class A3, ARM, 5.439%, 8/15/57	400	411
Big Trust, Series 2022-BIG, Class A, ARM, FRN, 1M TSFR + 1.34%, 5.684%, 2/15/39 (1)	90	89
BMO Mortgage Trust, Series 2024-5C5, Class AS, ARM, 6.364%, 2/15/57	490	509
BMO Mortgage Trust, Series 2025-C12, Class A5, ARM, 5.871%, 6/15/58	920	967
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, ARM, FRN, 1M TSFR + 1.29%, 5.635%, 12/15/39 (1)	98	99
BX Commercial Mortgage Trust, Series 2024-SLCT, Class A, ARM, FRN, 1M TSFR + 1.32%, 5.665%, 1/15/42 (1)	190	190
BX Trust, Series 2023-LIFE, Class B, ARM, 5.391%, 2/15/28 (1)	100	97
BX Trust, Series 2025-ROIC, Class A, ARM, FRN, 1M TSFR + 1.14%, 5.486%, 3/15/30 (1)	732	731
CENT CITY, Series 2025-CITY, Class A, ARM, 5.091%, 7/10/40 (1)	1,580	1,585
Five Mortgage Trust, Series 2023-V1, Class A3, ARM, 5.668%, 2/10/56	50	51
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, ARM, 5.467%, 1/13/40 (1)	110	113
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class B, ARM, 5.758%, 1/13/40 (1)	1,340	1,374
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, ARM, 2.854%, 9/6/38 (1)	853	833
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class B, ARM, 3.377%, 1/5/39 (1)	100	89
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, ARM, 3.801%, 8/15/48	14	14
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, ARM, FRN, 1M TSFR + 1.22%, 5.557%, 4/15/38 (1)	80	80
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, ARM, 6.014%, 12/15/56	1,080	1,151
TX Trust, Series 2024-HOU, Class A, ARM, FRN, 1M TSFR + 1.59%, 5.933%, 6/15/39 (1)	100	100
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, ARM, 5.937%, 3/15/40 (1)	200	200
		25,257
Total Non-U.S. Government Mortgage-Backed Securities (Cost $51,911)		51,942
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 24.5%
U.S. Government Agency Obligations 18.9%
Federal Home Loan Mortgage
1.50%, 2/1/36 - 4/1/41	438	381
2.00%, 8/1/36 - 4/1/52	10,398	8,220
ARM, 2.347%, 11/25/31	390	345
2.50%, 3/1/42 - 5/1/52	24,445	20,272
3.00%, 9/1/32 - 6/1/52	21,520	18,719
3.50%, 10/1/47 - 6/1/52	5,089	4,589
3.71%, 9/25/32	165	157

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
4.00%, 11/1/37 - 10/1/52	7,730	7,262
4.40%, 10/25/30	730	731
4.43%, 2/25/33	125	124
4.50%, 11/1/52 - 10/1/53	1,552	1,474
5.00%, 2/1/53 - 12/1/54	10,289	10,051
5.50%, 8/1/53 - 4/1/55	16,079	16,059
6.00%, 2/1/53 - 3/1/55	17,800	18,100
6.50%, 5/1/54 - 1/1/55	6,535	6,761
7.00%, 6/1/54	177	186
Federal National Mortgage Assn.
1.50%, 10/1/36 - 1/1/42	2,835	2,502
2.00%, 9/1/36 - 3/1/52	71,782	58,007
2.50%, 7/1/30 - 5/1/52	31,426	26,420
3.00%, 1/1/35 - 8/1/52	6,498	5,875
3.50%, 1/1/33 - 8/1/53	14,409	13,054
4.00%, 11/1/39 - 6/1/53	8,527	7,928
4.50%, 4/1/41 - 1/1/55	9,601	9,157
5.00%, 11/1/44 - 1/1/55	4,994	4,889
5.50%, 5/1/44 - 2/1/55	6,160	6,149
6.00%, 12/1/52 - 1/1/55	7,691	7,864
6.50%, 3/1/54 - 7/1/55	7,252	7,485
UMBS, TBA (5)
4.50%, 8/15/54	1,745	1,655
5.00%, 8/15/54	2,225	2,165
		266,581
U.S. Government Obligations 5.6%
Government National Mortgage Assn.
1.50%, 5/20/37	36	32
2.00%, 1/20/51 - 3/20/52	15,625	12,616
2.50%, 8/20/50 - 3/20/52	17,263	14,524
3.00%, 6/20/45 - 6/20/52	12,589	11,012
3.50%, 6/20/46 - 7/20/52	9,016	8,244
4.00%, 10/20/40 - 11/20/52	4,080	3,788
4.50%, 10/20/47 - 2/20/53	6,506	6,210
5.00%, 8/20/47 - 12/20/54	4,461	4,375
5.50%, 9/20/54	47	47
6.00%, 9/20/52 - 12/20/52	1,564	1,597
Government National Mortgage Assn., TBA (5)
4.00%, 8/15/54	3,810	3,508
5.00%, 8/15/54	3,415	3,333
5.50%, 8/15/54	8,985	8,961
6.00%, 8/15/54	1,215	1,231
		79,478
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $349,790)		346,059

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 37.1%
U.S. Treasury Obligations 37.1%
U.S. Treasury Bonds, 1.75%, 8/15/41	1,710	1,125
U.S. Treasury Bonds, 2.00%, 8/15/51 (6)	1,665	945
U.S. Treasury Bonds, 2.25%, 2/15/52	350	211
U.S. Treasury Bonds, 3.375%, 8/15/42	115	95
U.S. Treasury Bonds, 3.625%, 2/15/53	205	165
U.S. Treasury Bonds, 3.625%, 5/15/53	3,180	2,555
U.S. Treasury Bonds, 3.875%, 2/15/43	140	124
U.S. Treasury Bonds, 3.875%, 5/15/43	2,355	2,080
U.S. Treasury Bonds, 4.125%, 8/15/44	735	665
U.S. Treasury Bonds, 4.25%, 8/15/54	190	171
U.S. Treasury Bonds, 4.25%, 2/15/54	350	315
U.S. Treasury Bonds, 4.50%, 11/15/54	55,335	51,909
U.S. Treasury Bonds, 4.625%, 5/15/44	210	204
U.S. Treasury Bonds, 4.625%, 2/15/55	11,625	11,137
U.S. Treasury Bonds, 4.625%, 11/15/44 (6)	59,960	58,009
U.S. Treasury Bonds, 4.75%, 2/15/45	24,300	23,883
U.S. Treasury Notes, 1.25%, 8/15/31	590	502
U.S. Treasury Notes, 3.375%, 5/15/33	565	534
U.S. Treasury Notes, 3.50%, 2/15/33	200	191
U.S. Treasury Notes, 3.50%, 1/31/28	385	381
U.S. Treasury Notes, 3.50%, 9/30/29	1,300	1,279
U.S. Treasury Notes, 3.625%, 8/31/29	570	564
U.S. Treasury Notes, 3.625%, 5/31/28	800	794
U.S. Treasury Notes, 3.75%, 12/31/28	195	194
U.S. Treasury Notes, 3.875%, 8/15/34	230	222
U.S. Treasury Notes, 3.875%, 4/30/30	11,800	11,764
U.S. Treasury Notes, 3.875%, 3/15/28	68,100	68,087
U.S. Treasury Notes, 4.00%, 2/29/28	1,130	1,133
U.S. Treasury Notes, 4.00%, 6/30/28	4,120	4,133
U.S. Treasury Notes, 4.00%, 5/31/30	15,400	15,437
U.S. Treasury Notes, 4.00%, 3/31/30	37,700	37,785
U.S. Treasury Notes, 4.00%, 2/28/30	63,955	64,135
U.S. Treasury Notes, 4.125%, 10/31/27	140	141
U.S. Treasury Notes, 4.125%, 11/30/29	1,950	1,965
U.S. Treasury Notes, 4.25%, 2/28/29	1,345	1,360
U.S. Treasury Notes, 4.25%, 1/15/28	7,605	7,664
U.S. Treasury Notes, 4.25%, 11/15/34	36,370	36,144
U.S. Treasury Notes, 4.25%, 2/15/28	44,945	45,317
U.S. Treasury Notes, 4.25%, 1/31/30	54,605	55,288
U.S. Treasury Notes, 4.375%, 12/31/29	250	254
U.S. Treasury Notes, 4.625%, 2/15/35	13,240	13,526

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.75%, 11/15/53	265	259
		522,646
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $527,430)		522,646
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 4.36% (7)(8)	27,387	27,387
Total Short-Term Investments (Cost $27,387)		27,387
SECURITIES LENDING COLLATERAL 0.3%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.36% (7)(8)	4,364	4,364
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		4,364
Total Securities Lending Collateral (Cost $4,364)		4,364
Total Investments in Securities 101.0% of Net Assets (Cost $1,432,032)		$1,425,815
Other Assets Less Liabilities (1.0%)		(14,766)
Net Assets 100.0%		$1,411,049

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $104,633 and represents 7.4% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3)	All or a portion of this security is on loan at July 31, 2025.
(4)	Insured by Build America Mutual Assurance Company
(5)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $20,853 and represents 1.5% of net assets.
(6)	At July 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(7)	Seven-day yield
(8)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CDA	Community Development Administration/Authority
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation

T. ROWE PRICE QM U.S. BOND ETF

FRN	Floating Rate Note
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
PFA	Public Finance Authority/Agency
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. BOND ETF

	Par	$ Value
(Amounts in 000s)
TBA Sale Commitments (0.2)%
U.S. Government & Agency Mortgage-Backed Securities (0.2)%
U.S. Government Agency Obligations (0.1)%
UMBS, TBA, 3.00%, 9/15/55	(1,990)	(1,703)
U.S. Government Obligations (0.1)%
Government National Mortgage Assn., TBA, 2.50%, 8/15/54	(1,275)	(1,072)
		(2,775)
Total TBA Sales Commitments (Proceeds $(2,782))		(2,775)

T. ROWE PRICE QM U.S. BOND ETF

(Amounts in 000s)
SWAPS 0.1%

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S44), Receive 1.00% Quarterly, Pay upon credit default, 6/20/30	50,200	1,146	996	150
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S43), Receive 1.00% Quarterly, Pay upon credit default, 12/20/29	19,250	445	378	67
Total Centrally Cleared Credit Default Swaps, Protection Sold				217
Net payments (receipts) of variation margin to date				$(217)
Variation margin receivable (payable) on centrally cleared swaps				$—

T. ROWE PRICE QM U.S. BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 6 Ultra U.S. Treasury Bonds contracts	09/25	(684)	$(19)
Short, 38 Ultra U.S. Treasury Notes ten year contracts	09/25	(4,293)	(4)
Long, 126 U.S. Treasury Notes five year contracts	09/25	13,604	25
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$2

T. ROWE PRICE QM U.S. BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$1,007++
Totals	$—#	$—	$1,007+

Supplementary Investment Schedule
Affiliate	Value 10/31/24	Purchase Cost	Sales Cost	Value 7/31/25
T. Rowe Price Government Reserve Fund	$3,873	¤	¤	$31,751
	Total			$31,751^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $1,007 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $31,751.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price QM U.S. Bond ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE QM U.S. BOND ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	1,394,064	$—	1,394,064
Short-Term Investments	27,387	—	—	27,387
Securities Lending Collateral	4,364	—	—	4,364
Total Securities	31,751	1,394,064	—	1,425,815
Swaps*	—	217	—	217
Futures Contracts*	25	—	—	25
Total	$31,776	$1,394,281	$—	$1,426,057
Liabilities
TBA Sale Commitments	$—	$2,775	$—	$2,775
Futures Contracts*	23	—	—	23
Total	$23	$2,775	$—	$2,798

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market

T. ROWE PRICE QM U.S. BOND ETF

disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF989-054Q3
07/25